MD&A - Risk management and control	12 Months Ended
Dec. 31, 2023
MDA Risk Management And Control [Line Items]
Disclosure Of Financial Risk Management Explanatory

Credit risk :
the risk of loss resulting from the failure of a client or counterparty to meet its
contractual obligations toward UBS. This includes

settlement risk, loan underwriting risk and

step-in risk.
Settlement risk:

the risk of loss resulting from transactions that involve

exchange of value (e.g.,
security versus cash) where we must deliver without

first being able to determine with certainty

that
we will receive the consideration.
Loan underwriting risk:

the risk of loss arising during the holding

period of financing transactions
that are intended for further distribution.
Step-in risk:

the risk that UBS may decide to provide financial

support to an unconsolidated entity
that is facing stress in the absence of, or in excess of,

any contractual obligations to provide such
support.
Market risk

(traded and non-traded): the risk of loss resulting

from adverse movements in
market variables. Market variables include observable

variables, such as interest rates, foreign exchange
rates, equity prices, credit spreads and commodity (including precious metal) prices, as well as variables
that may be unobservable or only indirectly observable,

such as volatilities and correlations. Market risk
includes issuer risk and investment risk.
Issuer risk:

the risk of loss that would occur if an issuer to

which we are exposed through tradable
securities or derivatives referencing the issuer was subject to a credit-related event.
Investment risk:

issuer risk associated with positions held

as financial investments.
Liquidity risk:

the risk that the firm will not be able to

efficiently meet both expected and
unexpected current and forecast cash flows and collateral

needs without affecting either daily
operations or the financial condition of the

firm.

Funding risk:

the risk that the firm will be unable, on

an ongoing basis, to borrow funds in
the market on an unsecured (or even secured) basis at

an acceptable price to fund actual or
proposed commitments,

i.e., the risk that UBS’s funding capacity

is not sufficient to support the
firm’s current business and desired strategy.
The Board of

Directors (the

BoD) approves

the risk

management and

control framework

of the Group,

including
the Group and

business division

overall risk

appetite. The

BoD is supported

by its Risk

Committee, which monitors

and
oversees the Group’s risk profile and

the implementation of the risk

framework approved by the BoD, and

approves the
Group’s risk appetite methodology. The

Corporate Culture and Responsibility Committee (the

CCRC) helps the

BoD meet
its

duty

to

safeguard

and

advance

UBS’s

reputation

for

responsible

and

sustainable

conduct,

reviewing

stakeholder
concerns and expectations pertaining

to UBS’s societal contribution

and corporate culture. The

Audit Committee assists
the

BoD

with

its

oversight

duty

relating

to

financial

reporting

and

internal

controls

over

financial

reporting,

and

the
effectiveness of whistleblowing procedures and the external and internal audit functions.
The Group Executive Board (the

GEB) has overall responsibility for establishing

and implementing a risk management and
control framework in the Group, managing the risk profile

of the Group as a whole.
The

Group

CEO

has

responsibility

and

accountability

for

the

management

and

performance

of

the

Group,

has

risk
authority over

transactions, positions

and exposures,

and allocates

risk authority

delegated by

the BoD

to the

business
divisions and Group functions.
The business division Presidents and Group functional

heads are responsible for the operation and management

of their
business divisions and Group functions, including controlling the risk appetite of the business divisions.
The regional Presidents ensure cross-divisional

collaboration in their regions

and are mandated to inform

the GEB about
any regional activities and issues that may give rise to actual or potentially material regulatory or reputational concerns.
The Group

Chief Risk

Officer (the

Group CRO)

is responsible

for developing

the Group’s

risk management

and control
framework (including risk

principles and risk appetite)

for credit, market,

country, treasury, model and

sustainability and
climate risks. This includes risk measurement and

aggregation, portfolio controls,

risk reporting,

and taking decisions on
transactions,

positions,

exposures,

portfolio

limits

and

allowances

in

accordance

with

the

risk

control

authorities
delegated to the Group CRO.
The Group

Chief Compliance

and Governance

Officer is

responsible for

developing the

Group’s risk

management and
control framework (including taxonomies and risk appetite) for non-financial risks, as well as implementing independent
control frameworks for these risks.
The Group Chief Financial Officer (the Group CFO) is responsible for transparency in assessing the financial performance
of the

Group and

the business

divisions, and

for managing

the Group’s

financial accounting,

controlling,

forecasting,
planning and reporting.

Additional responsibilities include managing

and controlling UBS’s

tax affairs, treasury

and capital
management,

including

regulatory

ratios,

asset

and

liability

management,

and

developing

UBS’s

inorganic

strategy
(mergers

and acquisitions) in collaboration with the GEB.

The

Group

Chief

Operations

and

Technology

Officer

is

responsible

for

driving

Group-wide

digitalization,

delivering
technology services,

infrastructure and

operations, including

cybersecurity and

information security,

for our

clients and
employees, and providing Group-wide data governance.

The Group General Counsel manages the Group’s legal affairs, ensuring effective and timely assessment of legal matters impacting the Group or its businesses, and managing and

reporting all litigation matters.
The Head

Group Human Resources

& Group

Corporate Services

defines and

executes a
human resources

strategy aligned

to UBS’s
objectives, supplies real

estate infrastructure and

controls supply and

demand management activities
.
The Group

Integration Officer develops

UBS’s

integration

strategy

with

regard

to

Credit

Suisse

within

agreed

design
principles

and

in

accordance

with

UBS’s

strategy

and

coordinates

with

integration

teams

to

ensure

coherent

and
consistent execution of integration plans and milestones.
GIA independently

assesses the

soundness of

UBS’s risk

and control

culture and

reliability of

financial and

operational
information. GIA also assesses

the design, operating effectiveness

and sustainability of processes

to define strategy

and
risk appetite,

governance processes, risk

management, internal controls,

remediation activities and

processes to comply
with legal and regulatory requirements

and internal documents. The Head GIA reports to the Chairman of the BoD. GIA
also has a functional reporting line to the BoD Audit Committee.
Some of these roles and responsibilities are replicated for significant entities of the Group. Designated entity risk officers
oversee and control

financial and non-financial risks

for significant entities of

UBS as part of

the entity control

framework,
which complements the Group’s risk management and control

framework.
We apply a

variety of methodologies

and measurements

to quantify the

risks of our

portfolios and potential

risk
concentrations. Risks that are

not fully reflected within standard

measures are subject to

additional controls, which may
include

preapproval

of

specific

transactions

and

the

application

of

specific

restrictions.

Models

to

quantify

risk

are
generally developed by dedicated units within control

functions and are subject to independent validation.
Risk concentrations may exist where one or several positions within or across different

risk categories could result
in significant losses relative

to UBS’s financial strength.

Identifying such risk concentrations

and assessing their potential
impact is a critical component of our risk management and

control process.
For financial risks, we consider a number of elements, such

as shared characteristics of positions, the size of the portfolio and the sensitivity of positions to changes in the underlying risk factors. Also important in our assessment is the liquidity
of the markets

where the positions

are traded, as

well as the

availability and effectiveness

of hedges or

other potential
risk-mitigating factors. This includes an

assessment of, for example, the

provider of the hedge and

market liquidity where
the hedge might be traded. Particular

attention is given to identification of

wrong-way risk and risk on risk.

Wrong-way
risk is defined as a positive correlation between the size of the exposure and the likelihood of a loss. Risk on risk is when a position and its risk mitigation can be impacted by the same event.
For non-financial risks, risk concentrations may result from, for example, a single operational risk issue that is large on its own (i.e., it has

the potential to

produce a single high-impact

loss or a number

of losses that together

are high impact)
or related risk issues that may link together to create

a high impact.
Risk

concentrations

are

subject

to

increased

oversight

by

Group

Risk

Control

and

Group

Compliance,

Regulatory

&
Governance, and assessed

to determine whether they

should be reduced

or mitigated, depending on

the available means
to do

so. It is

possible that

material losses

could occur

on financial

or non-financial

risks, particularly

if the

correlations
that emerge in a stressed environment differ markedly from those envisaged by risk models.
Main sources of credit risk

–
Global Wealth

Management

credit risk

arises

from collateralized

lending,

primarily

against securities,

private

equity
and hedge

fund interest,

investors’ uncalled

capital commitments,

residential and

commercial real

estate,

and other
real assets such as ships and aircraft, as well

as from derivatives trading. In addition,

risk also arises from its corporate
lending and other unsecured lending.
–
A substantial

portion

of lending

exposure arises

from Personal

& Corporate

Banking, which

offers mortgage

loans,
secured

mainly

by

owner-occupied

properties

and

income-producing

real

estate,

as

well

as

corporate

loans,

and
therefore depends on the performance of the Swiss economy and real estate market.
–
The

Investment

Bank’s

credit

exposure

arises

mainly

from

lending,

derivatives

trading

and

securities

financing.
Derivatives trading and securities financing are

mainly investment grade. Loan underwriting activity

can be lower rated
and gives rise to temporary concentrated exposure.
–
Credit risk

within Non-core

and Legacy

relates to

large, less-liquid

structured financing

transactions,

including some
with residential

and commercial

real estate

collateral,

a

material corporate

loan

portfolio

and a

counterparty

credit
trading portfolio with lending against securities collateral and derivatives.
Overview of measurement, monitoring and management

techniques
–
Credit risk

from transactions

with individual

counterparties

is based

on our

estimates of

probability of

default (PD),
exposure at default (EAD) and loss given default (LGD). Limits are established for individual counterparties and groups of

related

counterparties

covering

banking

and

traded

products,

and

for

settlement

amounts.

Risk

authorities

are
approved by the Board of Directors and

are delegated to the Group CEO, the

Group Chief Risk Officer (the CRO)

and
divisional CROs, based on risk exposure amounts, internal credit rating and potential for losses.
–
Limits apply not only to the current outstanding

amount but also to contingent commitments and the potential future exposure of traded products.
–
The Investment Bank monitoring, measurement and limit framework distinguishes between exposures intended to be
held to maturity (take-and-hold exposures) and those intended for distribution or risk transfer (temporary exposures).
–
We use models

to derive portfolio

credit risk measures

of expected

loss, statistical loss

and stress loss

at Group-wide
and business division levels, and to establish portfolio limits.
–
Credit risk concentrations can arise if clients are engaged

in similar activities, located in the same geographical

region
or have

comparable economic

characteristics,

e.g., if

their ability

to meet

contractual obligations

would be

similarly
affected by changes in economic, political or other conditions. To avoid credit risk concentrations, we establish limits /
operational

controls

that

constrain

risk

concentrations

at

portfolio,

sub-portfolio

or

counterparty

levels

for

sector
exposure, country risk and specific product exposures.
Counterparty credit

risk (CCR)

arising from

traded products,

which include

OTC derivatives,

ETD exposures

and
SFTs,

originating in

the Investment

Bank, Non-core

and Legacy,

and Group

Treasury,

is generally

managed on

a close-
out basis.

This takes

into account

possible effects

of market

movements on

the exposure

and any

associated collateral
over the

time it

would take to

close out our

positions. Limits are

applied to the

potential future exposure per

counterparty,
with

the

size

of

the

limit

dependent

on

the

counterparty’s

creditworthiness

(as

determined

by

Risk

Control).

Limit
frameworks are also used to control overall exposure to specific sectors.

Such portfolio limits are monitored and reported
to senior management.
Trading in OTC derivatives

is conducted through central

counterparties where practicable.

Where central counterparties
are not used, we have clearly defined

policies and processes for trading on a

bilateral basis. Trading is typically conducted
under bilateral

International

Swaps

and Derivatives

Association

or similar

master

netting agreements,

which generally
allow for

close-out and

netting of

transactions in

case of

default, subject

to applicable

law. For

certain counterparties,
initial margin is taken to cover some or all

of the calculated close-out exposure. This is in addition to the variation margin
taken to settle

changes in market

value of transactions.

For most major market

participant counterparties, we

use two-
way collateral agreements

under which either

party can be

required to provide

collateral in the

form of

cash or marketable
securities when the

exposure exceeds specified

levels. Non-cash collateral

typically consists of

well-rated government debt
or

other

collateral

acceptable

to

Risk

Control

and

permitted

by

applicable

regulations.

Regulations

on

margining
uncleared OTC derivatives

have generally expanded

the scope of

bilateral derivatives activity

subject to initial

margining
and

increased

the

amounts

of

initial

margin

received

from,

and

posted

to,

certain

bilateral

trading

counterparties,
resulting in lower close-out risk over time.
We

actively

manage

credit

risk

in

our

portfolios

by

taking

collateral

against

exposures

and

by

utilizing

credit
hedging.
We

use

a

scoring

model

as

part

of

a

standardized

front-to-back

process

for

credit

decisions

on

originating

or
modifying Swiss mortgage loans. The model’s two key factors

are the LTV

ratio and an affordability calculation.
The value we assign to each property is based on the lowest

value determined from model-derived valuations, the
purchase price, an asset value for IPRE, and, in some cases,

an additional external valuation.
We similarly apply

underwriting guidelines

for our

Global Wealth Management

Region Americas

mortgage loan
portfolio,

taking

into

account

loan

affordability

and

collateral

sufficiency.

LTV

standards

are

defined

for

the

various
mortgage types, such

as residential mortgages

or investment properties,

based on

associated risk factors,

such as

property
type, loan size, and

purpose. The maximum

LTV allowed within the

standard approval process

ranges from
45 – 80%. In
addition to LTV, other credit risk

metrics, such as debt-to-income ratios, credit scores and required client reserves, are also
part of our underwriting guidelines.
A risk limit framework is applied to

the Global Wealth Management Region Americas mortgage loan portfolio. Limits are
set

to

govern

exposures

within

LTV

categories,

geographic

concentrations,

portfolio

growth

and

high-risk

mortgage
segments, such

as interest-only loans.

These limits

are monitored by

a specialized

credit risk

monitoring team and

reported
to senior

management. Supplementing

this limit

framework is

a real

estate lending

policy and

procedures framework,
set up to

govern real estate

lending activities. Quality

assurance and quality

control programs monitor

compliance with
mortgage underwriting and documentation requirements.
For our mortgage

loan portfolio

in the

Global Wealth

Management regions

of EMEA

and Asia

Pacific, we

apply global
underwriting guidelines with regional variations to allow for regulatory and market differentials. As in other regions, the underwriting guidelines

take

into account

affordability

and collateral

sufficiency. Affordability

is assessed

at a

stressed
interest

rate

using,

for

residential

real

estate,

the

borrowers’

sustainable

income

and

declared

liabilities,

and

for
commercial real estate

the quality and

sustainability of rental

income. For interest-only

loans, a declared

and evidenced
repayment strategy

must be in

place. The applicable

LTV for each

mortgage is based

on the quality

and liquidity

of the
property

and assessed

against

valuations

from bank-appointed

third-party

valuers.

Maximum

LTV

varies

from
30 % to
70
%, depending on the type

and location of the property, as well

as other factors. Collateral sufficiency is

often further
supported by personal guarantees

from related third parties. The

overall portfolio is centrally assessed

against a number
of stress scenarios to ensure that exposures remain within

predefined stress limits.
Lombard loans are

secured by pledges of marketable

securities, guarantees and other

forms of collateral. Eligible
financial securities are

primarily liquid and actively

traded transferable securities

(such as bonds and

equities), and other
transferable securities, such as

approved structured

products for which regular

prices are available and

the issuer of the
security provides a market. To

a lesser degree, less-liquid collateral is also used.
We derive lending

values by applying

discounts (haircuts) to

the pledged collateral’s

market value. Haircuts

for marketable
securities are calculated to cover a possible adverse change in market value over a given close-out period and confidence
level. Less-liquid or more volatile collateral will typically have larger haircuts.
We assess

concentration

and correlation

risks across

collateral

posted at

a counterparty

level, and

at a

divisional level
across

counterparties.

We

also

perform

targeted

Group-wide

reviews

of

concentration.

Concentration

of

collateral

in
single securities,

issuers or

issuer groups,

industry sectors,

countries, regions

or currencies

may result

in higher

risk and
reduced

liquidity.

In

such

cases,

the

lending

value

of

the

collateral,

margin

call

and

close-out

levels

are

adjusted
accordingly.
We use single-name credit

default swaps (CDSs), credit-index

CDSs, structured hedging,

bespoke protection

and
other instruments to actively manage credit risk. The aim is to reduce concentrations of risk from specific counterparties, sectors or portfolios and, for CCR, the profit

or loss effect arising from changes

in credit valuation adjustments.
We have

strict guidelines

with regard

to taking credit

hedges into account

for credit

risk mitigation purposes.

For example,
when

monitoring

exposures

against counterparty

limits,

we

do not

usually apply

certain

credit risk

mitigants,

such

as
proxy

hedges

(credit

protection

on

a

correlated

but

different

name)

or

credit-index

CDSs,

to

reduce

counterparty
exposures. Buying credit protection

also creates credit exposure

with regard to the protection

provider. We monitor and
limit exposures to

credit protection

providers, and also

monitor the effectiveness

of credit hedges

as part of

our overall
credit exposures to

the relevant counterparties,

which are typically

collateralized. For credit

protection purchased to

hedge
the lending portfolio, this includes monitoring mismatches

between the maturity of credit protection purchased and

the
maturity

of

the

associated

loan.

Such

mismatches

result

in

basis

risk

and

may

reduce

the

effectiveness

of

the

credit
protection. Mismatches are routinely reported to credit officers and mitigating actions are taken when necessary.
We have developed tools and models to estimate future credit losses that may be implicit in our current portfolio.
Exposures to individual counterparties are measured using three generally accepted parameters: PD, EAD and LGD. For a given credit facility, the product of these three parameters results in the expected loss (the EL). These parameters

are the
basis for the

majority of our

internal measures of

credit risk, and

key inputs for

regulatory capital

calculation under

the
advanced internal ratings-based (A

-IRB) approach of the

Basel III framework. We also

use models to derive the

portfolio
credit risk measures of EL, statistical loss and stress loss.

Internal UBS rating scale and mapping of external ratings
Internal UBS rating 1-year PD range in % Description
Moody’s Investors
Service mapping S&P mapping Fitch mapping
0 and 1 0.00–0.02 Investment grade Aaa AAA AAA
2 0.02–0.05 Aa1 to Aa3 AA+ to AA– AA+ to AA–
3 0.05–0.12 A1 to A3 A+ to A– A+ to A–
4 0.12–0.25 Baa1 to Baa2 BBB+ to BBB BBB+ to BBB
5 0.25–0.50 Baa3 BBB– BBB–
6 0.50–0.80 Sub-investment grade Ba1 BB+ BB+
7 0.80–1.30 Ba2 BB BB
8 1.30–2.10 Ba3 BB– BB–
9 2.10–3.50 B1 B+ B+
10 3.50–6.00 B2 B B
11 6.00–10.00 B3 B– B–
12 10.00–17.00 Caa1 to Caa2 CCC+ to CCC CCC+ to CCC
13 >17 Caa3 to C CCC- to C CCC- to C
Counterparty is in default

Default Defaulted D D
In line with the

regulatory definition,

we report a

claim as non-performing

when: (i) it is

more than 90

days past
due; (ii) it is subject to restructuring proceedings, where

preferential conditions concerning interest

rates, subordination,
tenor,

etc. have been granted in order to avoid default of the counterparty (forbearance);

(iii) the counterparty is subject
to

bankruptcy

/

enforced

liquidation

proceedings

in

any

form,

even

if

there

is

sufficient

collateral

to

cover

the

due
payment; or (iv) there is other evidence that payment

obligations will not be fully met without recourse to collateral.
Default and credit-impaired

UBS

uses

a

single

definition

of

default

for

classifying

assets

and

determining

the

PD

of

its

obligors

for

risk

modeling
purposes.

The

definition

of

default

is

based

on

quantitative

and

qualitative

criteria.

A

counterparty

is

classified

as
defaulted when

material payments

of interest,

principal or

fees are

overdue for

more than

90 days,

or more

than 180
days for certain exposures in

relation to loans to private

and commercial clients in Personal

& Corporate Banking and to
private clients

of Global

Wealth Management Region

Switzerland. UBS

does not

consider the general

90-day presumption
for default

recognition appropriate

for those

portfolios, given

the cure

rates, which

show that

strict application

of the
90-day criterion would

not accurately reflect the

inherent credit risk. Counterparties are also

classified as defaulted when:
bankruptcy,

insolvency

proceedings

or

enforced

liquidation

have

commenced;

obligations

have

been

restructured

on
preferential terms (forbearance);

or there is

other evidence that

payment obligations

will not

be fully

met without

recourse
to collateral. The latter may

be the case even

if, to date, all

contractual payments have been made

when due. If one

claim
against a counterparty is defaulted on, generally all claims against the counterparty are treated

as defaulted.
An

instrument

is

classified

as

credit-impaired

if

the

counterparty

is

classified

as

defaulted

and

/

or

the

instrument

is
identified

as

purchased

credit-impaired

(PCI).

An

instrument

is

PCI

if

it

has

been

purchased

at

a

deep

discount

to

its
carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except PCI),

it is reported as a stage 3 instrument

and remains as such unless all
past due

amounts have

been rectified,

additional

payments

have been

made on

time, the

position is

not classified

as
credit-restructured, and there is

general evidence of credit

recovery. A three-month probation

period is applied before

a
transfer back to stages 1 or 2 can be triggered. However,

most instruments remain in stage 3 for a longer period.
If payment default is

imminent or default has

already occurred, we may grant

concessions to borrowers in

financial
difficulties that we would otherwise

not consider in the normal course

of business, such as offering

preferential interest
rates,

extending

maturity,

modifying

the

schedule

of

repayments,

debt

/

equity

swap,

subordination,

etc.

When

a
forbearance measure takes

place, each

case is

considered individually and

the exposure is

generally classified as

defaulted.
Forbearance

classification

remains

until the

loan

is repaid

or written

off,

non-preferential

conditions

are

granted

that
supersede the preferential conditions,

or the counterparty

has recovered and the

preferential conditions no longer

exceed
our risk tolerance.
Contractual

adjustments

when

there

is

no

evidence

of

imminent

payment

default,

or

where

changes

to

terms

and
conditions are within our usual risk tolerance, are not considered to be forborne.
Main sources of market risk

Market risks arise from both trading and non-trading

business activities.
–
Trading market risks are primarily in the Investment Bank, Non-core and Legacy and,

to a lesser extent, Global Wealth
Management. In the Investment Bank, these risks

are mainly connected with primary debt and equity underwriting,

as
well as securities and

derivatives trading for market-making and client

facilitation. In Non-core and Legacy market

risks
are

mainly from

structured

trades,

large

portfolios

of

loans

and securitized

products

and both

complex

and

simple
credit, interest

rate

and equity

derivative

transactions.

In Global

Wealth Management,

they are

from our

municipal
securities trading business.
–
Non-trading market

risks arise predominantly

in the form

of interest rate

and foreign exchange

risks connected

with
personal banking and lending in our wealth management

businesses, the Swiss business of our Personal & Corporate
Banking business division,

the Investment Bank’s lending business, and treasury

activities.
–
Group Treasury assumes market risks

in the process of

managing interest rate risk, structural foreign

exchange risk and
the Group’s liquidity and funding profile, including high-quality liquid assets (HQLA).
–
Equity and

debt

investments

can

also give

rise to

market

risks, as

can

some aspects

of employee

benefits,

such

as
defined benefit pension schemes.
Overview of measurement, monitoring and management techniques

–
Market

risk limits

are

set for

the Group,

the

business

divisions and

Group

Treasury

at granular

levels in

the various
business lines, reflecting the nature and magnitude of the

market risks.
–
Management value-at-risk (VaR) measures exposures under

the market risk framework, including trading market risks
and some

non-trading market risks.

Non-trading market risks

not included

in VaR

are also

covered in

the risks

controlled
by Market and Treasury Risk Control functions.
–
Our primary portfolio measures of market risk are liquidity-adjusted stress loss and VaR. Both are subject to limits that
are approved by the Board of

Directors (the BoD). Market

risk measurement for Credit Suisse portfolios

can differ from
UBS Group excluding Credit Suisse, as set out below.

–
These measures are

complemented by

concentration and

granular limits for

general and specific

market risk factors.
Our trading businesses are subject

to multiple market risk limits, which

take into account the extent of

market liquidity
and volatility,

available

operational capacity,

valuation uncertainty,

and, for

our single-name

exposures, issuer

credit
quality.
–
Trading

market

risks

are

managed

at

portfolio

level.

As

risk

factor

sensitivities

change

due

to

new

transactions,
transaction expiries or changes

in market levels, risk

factors are dynamically

rehedged to remain

within limits. We

do
not generally seek to distinguish in the trading portfolio between specific positions and associated hedges.
– Issuer risk is controlled by limits applied at the business division level based on jump-to-zero measures, which estimate maximum default exposure (the default event loss assuming

zero recovery).
–
Non-trading

foreign

exchange

risks

are

managed

under

market

risk

limits,

with

the

exception

of

Group

Treasury
management of consolidated capital activity.

Our CRO Treasury function applies a holistic risk framework, setting the appetite for treasury-related risk-taking activities across the

Group.

Key element

s

of the

framework

include an

overarching

regulatory

(interest rate

risk in

the banking
book, IRRBB)

delta economic

value of equity

(EVE) target,

set by the

BoD. Limits are

also set by

the BoD to

balance the
effect of foreign

exchange movements

on our common

equity tier 1

(CET1) capital and

CET1 capital ratio.

Non-trading
interest rate and foreign exchange

risks are included in Group-wide statistical and stress-testing metrics, which flow into
our risk appetite framework.
Equity and debt investments are

subject to a range

of risk controls, including preapproval of

new investments by business
management

and Risk

Control and

regular

monitoring

and reporting.

They are

also included

in Group-wide

statistical
and stress-testing metrics.
VaR

is a

statistical

measure

of market

risk, quantifying

the potential

market risk

losses over

a

set time

horizon
(holding period) at an established level of

confidence. VaR

assumes no change in the Group’s

trading positions over the
set time horizon.
We calculate VaR daily.

The profit or loss

distribution from which VaR

is estimated is

derived from our internally

developed
VaR model,

which simulates

returns over

the holding

period for

risk factors

our trading

positions are

sensitive to,

and
subsequently quantifies the profit

/ loss effect of

these risk factor returns

on our trading positions. Systematic

commodity,
credit,

equity,

foreign

exchange

rate

and

interest

rate

risk

factor

returns

are

based

on

a

pure

historical

simulation
approach. UBS Group excluding Credit Suisse uses

an unweighted five-year look-back window, and Credit Suisse uses an
exponentially weighted two-year window. Modeling idiosyncratic and specific risks for equity and credit

risk factors using
historical simulation

is challenging,

due to

the limited

availability of

continuous good

-quality historical

data. Wherever
possible, Credit Suisse uses historical simulation to model specific risk; however,

both UBS Group excluding Credit Suisse
and Credit Suisse rely upon

factor models to distinguish systematic and idiosyncratic

returns.

UBS Group excluding Credit
Suisse simulates idiosyncratic returns through a Monte Carlo simulation,

aggregating the sum of systematic and residual
returns

in

such

a

way

that

systematic

and

residual

risk

are

consistently

captured.

Credit

Suisse

uses

the

available
distribution of idiosyncratic

returns to determine

an extreme scenario

for a given

risk factor’s specific

risk. The resultant
Credit Suisse VaR

and extreme

scenario loss for

a given risk

factor are aggregated

using a zero

-correlation assumption.
Correlations among

risk factors

are implicitly

captured via

historical simulation

approaches. When

modeling risk

factor
returns,

we

consider

the

stationarity

properties

of

the

historical

time

series

of

risk

factor

changes.

Depending

on

the
stationarity properties of

the risk factors

within a given

factor class, the

factor returns are

modeled using absolute returns,
proportional or

logarithmic returns.

Risk factor return

distributions are

updated fortnightly for

UBS Group

excluding Credit
Suisse and weekly for Credit Suisse.
Risk factor

returns are

converted into

profit or

loss values

via sensitivities

and full

revaluation grids

sourced from

front-
office systems,

enabling us to

capture material non-linear

effects. Credit

Suisse uses full

revaluation models for

its financial
products that

are materially

sensitive to

the risks of

co-factor movements (e.g.,

basket options). Both

UBS Group

excluding
Credit Suisse and Credit Suisse use VaR

models for internal management purposes and

for determining market risk risk-
weighted assets (RWA),

although the two

use cases consider

different confidence levels

and time horizons.

For internal
management purposes, risk limits are established and exposures measured using VaR at a
95 % confidence level for UBS
Group excluding Credit

Suisse and
98
% for Credit Suisse,

with a 1-day

holding period, aligned

to the way

we consider
the risks

associated with

our trading

activities. The

regulatory measure

of market

risk used to

underpin the market

risk
capital

requirements

under

Basel III

involves

a

measure

equivalent

to

a
99
%

confidence

level

using

a

10-day

holding
period. To calculate a 10-day holding period VaR, we use

10-day risk factor returns.
Additionally, the portfolio populations

for management and regulatory

VaR are slightly different.

The one for regulatory
VaR

meets

regulatory

requirements

for

inclusion

in

regulatory

VaR.

Management

VaR

includes

a

broader

range

of
positions. For

example, regulatory

VaR excludes

credit spread

risks from

the securitization

portfolio, which

are treated
instead under the securitization approach for regulatory

purposes.
We also

use stressed

VaR (SVaR)

for the

calculation of

market risk

RWA. SVaR

uses broadly

the same

methodology as
regulatory

VaR and

is calculated

using the

same

population,

holding

period (10-day)

and confidence

level (
99%). For
SVaR, both UBS Group excluding Credit Suisse and Credit

Suisse identify the most significant one-year period of financial stress from a historical

dataset covering the

period from 1 January 2007

to the present. SVaR

is computed at least

once
a week.

Management value-at-risk (1-day, 95% confidence, 5 years of historical data) of our business divisions and Group
Items excluding Credit Suisse components by general market risk type
1
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 3 9 3 1 1
Max. 19 21 19 10 10
Average 9 12 6 2 3
31.12.23 11 19 7 2 3
Total management VaR 7 25 15 19 Average (per business division and risk type)
Global Wealth Management 1 2 1 2 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 5 23 14 18 9 12 5 2 3
Non-core and Legacy 1 2 1 1 0 1 1 0 0
Group Items 3 6 4 5 1 4 3 1 0
Diversification effect
2,3
(6) (7) (1) (5) (4) (1) 0
For the year ended 31.12.22
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 2 8 4 2 2
Max. 17 18 9 11 7
Average 6 10 5 3 3
31.12.22 6 10 4 3 3
Total management VaR 6 18 11 9 Average (per business division and risk type)
Global Wealth Management 1 2 1 1 0 1 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 6 17 10 8 6 9 5 3 3
Group Functions (including Non-core and Legacy Portfolio) 3 5 4 5 1 4 3 1 0
Diversification effect
2,3
(5) (5) (1) (3) (4) (1) 0
Management value-at-risk (1-day, 98% confidence, 2 years of historical data) of the Credit Suisse components of our business divisions and Group Items by general market risk type
1,4
For the year ended 31.12.23
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 9 10 13 0 0
Max. 17 40 34 5 3
Average 13 17 20 2 1
31.12.23 13 12 13 1 0
Total management VaR 20 46 29 21 Average (per business division and risk type)
Global Wealth Management 2 16 10 2 1 1 10 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 0 1 0 0 0 0 0 0 0
Non-core and Legacy
5
18 36 23 19 13 13 17 2 1
Group Items 0 3 2 0 0 2 2 0 0
Diversification effect
2,3
(7) (1) (1) 2 (9) 0 0
1 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.

The minima and maxima for each level may occur on different

days, and, likewise, the value

-at-risk (VaR) for each
business line or risk type, being driven

by the extreme loss tail of the corresponding distribution of simulated profits and losses for that business line

or risk type, may well be driven by

different days in the historical
time series, rendering invalid the simple summation of figures to arrive at the aggregate total.

2 The difference between the sum of the standalone VaR for the business divisions and Group Items and the total VaR.

3 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.

4 In the second quarter of 2023, Credit Suisse
AG consolidated introduced

an enhanced approach

to measure management VaR

for individual risk types.

The enhanced approach

is applied to each

risk type using a

collection of risk

factors included within

the
respective risk type only, ignoring the cross-risk effects. This change in the measurement approach for individual risk types particularly affected standalone management VaR for equity risk and foreign exchange risk,
with no impact on the total management VaR.

5 Non-core and Legacy management VaR consists of exposures of the previously reported

Capital Release Unit (Credit Suisse) and Investment Bank (Credit Suisse).
Actual realized market risk losses may differ

from those implied by VaR

for a variety of reasons.
–
VaR is calibrated to a specified level of confidence and

may not indicate potential losses beyond this confidence

level.
–
The

1-day

time horizon

used

for

VaR

for

internal

management

purposes

(10-day

for

regulatory

VaR) may

not

fully
capture market risk of positions that cannot be closed out

or hedged within the specified period.
–
In

some

cases,

VaR

calculations

approximate

the

effect

of

changes

in

risk

factors

on

the

values

of

positions

and
portfolios.

–
Effects

of

extreme

market

movements

are

subject

to

estimation

errors,

which

may

result

from

non-linear

risk
sensitivities,

and

the

potential

for

actual

volatility

and

correlation

levels

to

differ

from

assumptions

implicit

in

VaR
calculations.
–
The choice of a

longer historical window means

sudden increases in market

volatility will tend not

to increase VaR as
quickly as

the use

of shorter

historical observation

periods, but

such increases

will affect

VaR for

a longer

period of
time. Similarly, after periods

of increased volatility, as markets

stabilize, VaR predictions will remain

more conservative
for a period of time influenced by the length of the historical observation period.

SVaR is subject

to the limitations

noted for VaR

above, but the

use of one-year

datasets avoids the

smoothing effect of
longer datasets

used for VaR.

In addition,

the ability to

select a one-year

period outside of

recent market

history allows
for a

wider variety

of potential

loss events.

Therefore, although

the significant

period of

stress during

the 2007–2009
financial crisis is no

longer contained in the

look-back window used for

management and regulatory VaR,

SVaR continues
to use that data. This approach

aims to reduce the procyclicality of the regulatory capital

requirements for market risks.
We recognize

that no

single measure

can encompass

all

risks associated

with a

position or

portfolio. We

use a

set of
metrics

with

both

overlapping

and

complementary

characteristics

to

create

a

holistic

framework

that

aims

to

ensure
material completeness of risk

identification and measurement. As

a statistical aggregate

risk measure, VaR supplements
our comprehensive stress-testing framework.
We also have a framework to identify and quantify potential

risks not fully captured by our VaR model and refer

to such
risks as risks not in VaR. The framework underpins these potential risks with additional regulatory capital.
In the fourth quarter of

2023, we amended the

Credit Suisse credit

spread VaR

model by significantly enhancing
the coverage

of single-name-issuer

bond and

CDS spread

curves. Although

the model

change is considered

significant
from

a risk

management

perspective,

the quantitative

impact on

risk management

VaR

was not

material.
  No material
changes were made to UBS Group excluding

Credit Suisse VaR

model in 2023.
IRRBB arises

from

balance sheet

positions such

as amounts

due from

banks, Loans

and advances

to customers,
Financial assets at fair

value not held for

trading, Financial assets

measured at amortized

cost, Customer deposits,

Debt
issued measured at

amortized cost, and

derivatives, including those

subject to hedge

accounting. Fair value

changes to
these positions may affect

other comprehensive income

(OCI) or the income

statement, depending on

their accounting
treatment.
Our largest

banking book

interest rate

exposures arise

from customer

deposits and

lending products

in Global

Wealth
Management and Personal & Corporate Banking, as

well as from debt issuance, liquidity buffers and

interest rate hedges
in Group Treasury. The inherent interest rate risks stemming from Global Wealth Management and Personal & Corporate
Banking are generally

transferred to Group

Treasury, to manage

them centrally together

with our modeled

interest rate
duration assigned to equity, goodwill and real estate. This makes the netting of interest rate risks across different sources
possible, while leaving

the originating businesses

with commercial margin and

volume management. The residual

interest
rate risk is mainly hedged with interest rate swaps, to the vast majority of which we apply hedge accounting. Short-term exposures and HQLA classified as Financial assets

at fair value not held for trading

are hedged with derivatives accounted
for on a mark-to-market basis. Long-term fixed-rate debt

issued and HQLA hedged with external interest rate swaps are designated in fair value hedge accounting relationships.
Risk management and governance
IRRBB is measured using several metrics, the most

relevant of which are the following.
–
EVE sensitivity

to yield

curve moves

is calculated

as changes

in the

present value

of future

cash flows

irrespective of
accounting treatment.

These yield curve

moves are also

the key

risk factors for

statistical and stress-based

measures,
e.g., VaR and stress scenarios, as well as the regulatory interest rate scenarios. These are measured and reported daily.
The regulatory IRRBB

EVE exposure is

the most adverse

regulatory interest rate scenario

that is netted

across currencies.
It excludes the sensitivity from additional tier 1 (AT1) capital instruments (as per specific FINMA requirements) and the
modeled interest rate duration assigned to equity, goodwill

and real estate. UBS also applies granular internal interest rate shock scenarios to its banking book positions to monitor its specific risk profile.

–
Net

interest

income

(NII) sensitivities

to yield

curve

moves

are

calculated

as changes

of baseline

NII over

a

set time
horizon, which we

internally compute

by assuming interest

rates in all

currencies develop

according to their

market-
implied forward rates and assuming constant business volumes and product mix and no specific management actions.
The sensitivities are measured and reported monthly.

We actively

manage IRRBB,

with the

aim of

reducing the

volatility of

NII subject

to limits

and triggers

for EVE

and NII
exposure at consolidated and significant legal entity levels.
The

Group

Asset

and

Liability

Committee

(the

ALCO)

and,

where

relevant,

ALCOs

at

a

legal

entity

level

perform
independent

oversight

over

the

management

of

IRRBB,

which

is

also

subject

to

Group

Internal

Audit

and

model
governance.
›
Refer to “Group Internal Audit” in the “Corporate

governance” section of this report and to

“Risk measurement” in this section for
more information
Key modeling assumptions
The cash

flows from

customer deposits

and lending

products used

in calculation

of EVE

sensitivity exclude

commercial
margins and

other spread

components, are

aggregated

by daily

time buckets

and are

discounted using

risk-free

rates.
Our external issuances are discounted using UBS’s senior debt curve,

and capital instruments are modeled to the first call
date. NII

sensitivity,

which includes

commercial margins,

is calculated

over a

one-year time

horizon, assuming

constant
balance sheet structure and volumes, and considers

embedded interest rate options.
The average repricing

maturity of non-maturing

deposits and

loans is

determined via

target replication

portfolios designed
to protect

product margins. Optimal

replicating portfolios are

determined at granular

currency- and product-specific

levels
by simulating and applying a real-world market rate

model to historically calibrated client rate and volume models.
We use

an econometric

prepayment model

to forecast

prepayment rates

on US

mortgage loans

in UBS

Bank USA

and
agency mortgage-backed securities (MBSs) held in various liquidity portfolios of UBS Americas Holding LLC consolidated.
These

prepayment

rates

are

used

to

forecast

both

mortgage

loan

and

MBS

balances

under

various

macroeconomic
scenarios.

The

prepayment

model

is

used

for

a

variety

of

purposes,

including

risk

management

and

regulatory

stress
testing. Swiss mortgages and fixed-term deposits generally

do not carry similar optionality, due to prepayment and

early
redemption penalties.
The EVE sensitivity

in the banking

book to a

+1-basis-point parallel shift

in yield curves

was negative USD
30.1 m
as of 31 December 2023,

compared with negative

USD
25.0
m as of 31 December

2022. This excludes the

sensitivity of
USD 4.9
m from AT1

capital instruments (as per specific FINMA requirements)

in contrast to general BCBS guidance. The
exposure in

the banking

book of

the UBS

Group increased

in 2023,

due to

the acquisition

of the

Credit Suisse

Group
and interest rate risk hedges of the recent

AT1 capital instrument

issuances.
The majority of

our interest

rate risk in

the banking

book is a

reflection of

the net asset

duration that

we run to

offset
our modeled

sensitivity of

net USD
24.3
m (31 December

2022: USD
19.6
m) assigned

to our

equity,

goodwill and

real
estate, with the aim of generating a

stable NII contribution. Of this, USD
17.6 m and USD 5.6 m are attributable to the US
dollar and the Swiss franc portfolios, respectively

(31 December 2022: USD
14.0 m and USD 4.8 m, respectively).
In addition

to the

sensitivity mentioned

above, we

calculate the

six interest

rate shock

scenarios prescribed

by FINMA.
The “Parallel

up” scenario,

assuming all

positions were

fair valued,

was the

most severe

and would

have resulted

in a
change in EVE of negative USD 5.7 bn, or 6.1%, of our tier 1 capital (31 December 2022: negative USD 4.6 bn, or 7.9%), which is well below the 15
% threshold as per the BCBS

supervisory outlier test for high levels

of interest rate risk in the
banking book.

The

immediate

effect

on our

tier 1

capital

in

the

“Parallel

up”

scenario

as

of 31

December

2023 would

have

been

a
decrease of USD 0.9 bn, or 0.9% (31 December 2022: USD 0.4 bn, or 0.6
%), reflecting the fact that

the vast majority of
our banking book

is accrual accounted

or subject to

hedge accounting. The

“Parallel up” scenario

would subsequently
have a positive effect on NII, assuming a constant balance

sheet.
UBS also

applies

granular

internal

interest

rate

shock

scenarios

to

its

banking

book

positions

to

monitor

the

banking
book’s specific risk profile.
Net interest income sensitivity
The main NII

sensitivity in the

banking book resides

in Global Wealth

Management and Personal

& Corporate

Banking.
We

assign a

target

duration

to our

investment

of equity

portfolio,

and

Group

Treasury

actively

manages

the

residual
IRRBB. This

sensitivity is

assessed using

a number

of scenarios

assuming parallel

and non-parallel

shifts in

yield curves,
with various

degrees

of

severity,

and we

have

set

and

monitor

thresholds

for

the

NII sensitivity

to

immediate

parallel
shocks of –200 and +200 basis points under the assumption

of constant balance sheet volume and structure.

Interest rate risk – banking book
31.12.23
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (3.7) (0.6) 0.1 (26.0) 0.2 (30.1) 4.9 (25.2)
Parallel up
2
(548.9) (119.3) 16.2 (5,027.2) (0.9) (5,680.2) 904.6 (4,775.5)
Parallel down
2
561.8 124.3 (29.2) 5,216.0 2.8 5,875.7 (1,044.5) 4,831.3
Steepener
3
(305.3) (13.1) (11.9) (1,037.0) (33.8) (1,401.1) 93.4 (1,307.6)
Flattener
4
189.6 (5.0) 14.0 (124.2) 30.8 105.2 109.6 214.8
Short-term up
5
(27.3) (39.4) 19.4 (2,171.3) 23.9 (2,194.7) 486.3 (1,708.4)
Short-term down
6
26.5 41.8 (21.8) 2,312.1 (26.8) 2,331.9 (507.8) 1,824.1
31.12.22
USD m
Effect on EVE
1

– FINMA
Effect on EVE
1

– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 (AT1) capital
instruments Total
+1 bp (4.0) (0.7) 0.1 (20.4) (0.1) (25.0) 3.4 (21.6)
Parallel up
2
(574.6) (117.0) 33.2 (3,944.3) (26.3) (4,629.1) 649.7 (3,979.4)
Parallel down
2
642.3 148.1 (45.4) 4,074.9 21.9 4,841.7 (699.8) 4,141.9
Steepener
3
(257.0) (92.8) (28.2) (1,027.4) (3.3) (1,408.7) (46.8) (1,455.5)
Flattener
4
145.4 74.1 32.6 94.4 (2.5) 344.0 189.9 533.9
Short-term up
5
(83.0) 34.3 42.2 (1,519.0) (13.8) (1,539.2) 438.6 (1,100.6)
Short-term down
6
86.9 (33.1) (42.5) 1,658.5 13.4 1,683.1 (455.5) 1,227.6
1 Economic value

of equity.

2 Rates across

all tenors move

by ±150 bps

for Swiss franc,

±200 bps for

euro and US

dollar, and

±250 bps for

pound sterling.

3 Short-term rates

decrease and long-term

rates
increase.

4 Short-term rates increase and long-term rates decrease.

5 Short-term rates increase more than long-term rates.

6 Short-term rates decrease more than long-term rates.
We make direct investments in a variety of entities and buy equity holdings in both listed and unlisted companies, with

the

aim

of

supporting

our

business

activities

and

delivering

strategic

value

to

UBS.

This

includes

investments

in
exchange

and

clearing

house

memberships,

as

well

as

minority

investments

in

early-stage

fintechs

and

technology
companies via

UBS Next.

We

may also

make investments

in funds

that we

manage

in order

to fund

or seed

them

at
inception or to demonstrate that our interests align with those of investors. We also buy, and are sometimes required by
agreement or regulation to buy,

securities and units from investment vehicles

that we have sold to clients.
The

fair

value

of

equity

investments

tends

to

be

influenced

by

factors

specific

to

the

individual

investments.

Equity
investments are generally intended

to be held for the

medium or long term

and may be subject

to lock-up agreements.
For these reasons,

we generally do

not control these

exposures by using

market risk measures

applied to trading

activities.
However, such equity investments are subject to a different

range of controls, including preapproval of new investments
by business management

and Risk Control,

portfolio and concentration

limits, and regular

monitoring and reporting

to
senior management. They are

also included in our Group-wide

statistical and stress-testing metrics,

which flow into our
risk appetite framework.
As of

31 December 2023, we

held equity

investments and investment

fund units

totaling USD
7.2
bn, of

which USD
4.8 bn
was classified as Financial assets at fair value not held for trading and USD
2.4 bn as Investments in associates .
Debt investments classified

as Financial assets

measured at

fair value through

other comprehensive

income as of
31 December 2023 were measured

at fair value with changes in fair

value recorded through

Equity,

and can broadly be
categorized as money market instruments and debt securities primarily held for statutory,

regulatory or liquidity reasons.
The risk control framework applied to

debt instruments classified as Financial assets measured at fair value through other
comprehensive

income

depends

on

the

nature

of

the

instruments

and

the

purpose

for

which

we

hold

them.

Our
exposures may be included

in market risk limits or

be subject to specific monitoring

and interest rate sensitivity analysis.
They

are

also

included

in

our

Group-wide

statistical

and

stress-testing

metrics,

which

flow

into

our

risk

appetite
framework.

Debt instruments

classified

as Financial

assets

measured

at fair

value through

other

comprehensive

income

had a

fair
value of USD 2.2 bn as of 31 December 2023, compared with USD 2.2 bn as of 31 December 2022.